Condensed Consolidated Balance Sheets (Parenthetical) ₩ in Thousands	Mar. 31, 2019 KRW (₩) shares	Dec. 31, 2018 KRW (₩) shares	Dec. 31, 2017 KRW (₩) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts, accounts receivable | ₩	₩ 11,227	₩ 11,227	₩ 11,227
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	22,927,992	22,927,992	22,061,317
Common stock, shares outstanding	22,927,992	22,927,992	22,061,317